RELATED PARTY NOTES PAYABLE (Details) - USD ($) $ in Thousands		3 Months Ended		7 Months Ended	8 Months Ended	12 Months Ended
	Oct. 23, 2020	Mar. 31, 2021	Mar. 31, 2020	Oct. 23, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	May 28, 2020	Feb. 01, 2020	Jan. 31, 2020	Nov. 07, 2019
Debt Instrument [Line Items]
Interest cost					$ 100	$ 700
Interest cost capitalized as part of PPE					100	300
Interest expense				$ 400
Outstanding balance					20,142		$ 20,142
GM | Convertible Note
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 10,000
Conversion of note payable to equity	$ 5,000
GM | Note Payable
Debt Instrument [Line Items]
Conversion of note payable to equity	$ 20,800
Stated interest rate (as a percent)		7.00%							7.00%	5.00%
Principal amount											$ 20,000
Interest cost capitalized as part of PPE		$ 300	$ 300			$ 400	100
Interest expense				$ 400
Outstanding balance					$ 20,100		$ 20,100